As filed with the Securities and Exchange Commission on January 25, 2018.

File Nos. 002-11346
811-00537

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 117	(X)

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No. 62	(X)

FRANKLIN CUSTODIAN FUNDS
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (insert date)pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a) (1)
[ ] on (date) after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectuses and statement of additional information of Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, each a series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, and the Investment Company of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 24th day of January, 2018.

FRANKLIN CUSTODIAN FUNDS

(Registrant)

 By:    /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON* Edward B. Jamieson	President and Chief Executive Officer – Investment Management Dated: January 24, 2018
MATTHEW T. HINKLE* Laura F. Fergerson	Chief Executive Officer - Finance and Administration Dated: January 24, 2018
GASTON GARDEY* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: January 24, 2018
HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: January 24, 2018
TERRENCE J. CHECKI* Terrence J. Checki	Trustee Dated: January 24, 2018
MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: January 24, 2018
EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: January 24, 2018
GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: January 24, 2018
RUPERT H. JOHNSON, JR.* Rupert H. Johnson, Jr.	Trustee Dated: January 24, 2018
J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: January 24, 2018
LARRY D. THOMPSON* Larry D. Thompson	Trustee Dated: January 24, 2018
JOHN B. WILSON* John B. Wilson	Trustee Dated: January 24, 2018

*By /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase